Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of major customers [line items]
Revenue	$ 12,164,115,000	$ 12,111,236,000
U.S. Federal
Disclosure of major customers [line items]
Revenue	1,712,244,000	1,597,922,000
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 1,675,326,000	$ 1,554,933,000
Percentage of revenues	13.80%	12.80%